Accounts receivable	12 Months Ended
Mar. 31, 2012
Accounts receivable [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable at March 31, 2012 and March 26, 2011 consist of the following:

	As of
	March 31, 2012	March 26, 2011
	(In thousands)
Customer trade receivables	$5,135	$6,502
Other receivables	1,965	1,618

	$7,100	$8,120

Included in customer trade receivables as of March 31, 2012 and March 26, 2011, was $0.2 million and $0.7 million, respectively, of net trade receivables on nonaccrual status.

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 28, 2009	$1,789
Additional provision recorded	1,143
Net write-offs	(414)

Balance March 27, 2010	2,518
Additional provision recorded	247
Net write-offs	(283)

Balance March 26, 2011	2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	$2,465

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. These receivables, amounting to approximately $3.7 million and $3.8 million at March 31, 2012 and March 26, 2011, respectively, are included in accounts receivable in the accompanying consolidated balance sheets.